SUBSEQUENT EVENTS (Details) $ / shares in Units, ¥ in Millions, $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 31, 2020 USD ($) $ / shares shares	Jan. 31, 2020 CNY (¥) shares	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019	Apr. 30, 2020 CNY (¥)
Subsequent Events
Number of ordinary shares represented by each ADS	10
Shan Wutong and Kunshan Yinqiao
Subsequent Events
Agreement period of not to transfer respective equity interest in joint venture				8 years
IPO
Subsequent Events
Proceeds from issuance	$ 128.4	¥ 884.5
Number of ordinary shares represented by each ADS	10
IPO | ADS
Subsequent Events
Shares issued	9,904,933	9,904,933
Subsequent Event | Leasehold Improvements [Member]
Subsequent Events
Loss from early termination of lease agreements | ¥			¥ 82.0
Subsequent Event | Shan Wutong
Subsequent Events
Capital contribution | ¥					¥ 625.0
Equity interest, percentage					51.02%
Subsequent Event | Kunshan Yinqiao
Subsequent Events
Capital contribution | ¥					¥ 600.0
Equity interest, percentage					48.98%
Subsequent Event | IPO
Subsequent Events
Proceeds from issuance	$ 128.4	¥ 884.5
Shares issued	1,448,506,852
Shares outstanding	1,448,506,852
Conversion of preferred stock to ordinary	1	1
Subsequent Event | IPO | ADS
Subsequent Events
Shares issued	9,904,933	9,904,933
Shares issued, price per share | $ / shares	$ 13.5